UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22741

Investment Company Act File Number

CMBS Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

CMBS Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 81.3%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(1)	$44	$43,609
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	250	279,911
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(2)	1,298	1,303,674
Series 2006-6, Class A4, 5.356%, 10/10/45	1,000	1,012,443
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4, 5.914%, 9/11/38(2)	870	872,474
Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,606	1,635,685
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	1,154	1,163,925
COMM Mortgage Trust
Series 2006-C8, Class A4, 5.306%, 12/10/46	309	314,699
Series 2014-KYO, Class D, 2.424%, 6/11/27(1)(3)	810	788,451
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class A3, 6.007%, 6/15/38(2)	777	777,323
Series 2006-C4, Class A3, 5.467%, 9/15/39	1,023	1,031,762
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	148	147,788
Extended Stay America Trust
Series 2013-ESH5, Class D5, 4.316%, 12/5/31(1)(2)	1,000	991,451
Series 2013-ESH7, Class C7, 3.902%, 12/5/31(1)	615	618,619
GCCFC Commercial Mortgage Trust
Series 2007-GG9, Class A4, 5.444%, 3/10/39	1,687	1,728,130
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class A4, 5.552%, 5/12/45	180	182,350
Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,433	1,453,733
Series 2006-LDP7, Class A4, 6.106%, 4/15/45(2)	1,286	1,289,381
Series 2006-LDP8, Class A4, 5.399%, 5/15/45	1,010	1,016,124
Series 2006-LDP9, Class A3, 5.336%, 5/15/47	1,235	1,258,824
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	1,380	1,393,103
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49	1,269	1,289,263
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	1,441	1,461,905
Series 2007-IQ15, Class A4, 6.114%, 6/11/49(2)	1,507	1,566,403
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3, 5.765%, 7/15/45(2)	807	806,767
Series 2006-C28, Class A4, 5.572%, 10/15/48	923	935,589
Series 2006-C29, Class A4, 5.308%, 11/15/48	1,695	1,716,116

Total Commercial Mortgage-Backed Securities (identified cost $27,435,786)		$27,079,502

Asset-Backed Securities — 8.1%
Security	Principal Amount (000’s omitted)	Value
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.176%, 6/17/31(1)(3)	$650	$623,115
Series 2014-SFR1, Class D, 2.776%, 6/17/31(1)(3)	100	95,844
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.776%, 9/17/31(1)(3)	700	679,305
Colony American Homes
Series 2014-1A, Class C, 2.276%, 5/17/31(1)(3)	250	240,971
Series 2014-1A, Class D, 2.576%, 5/17/31(1)(3)	500	476,041
Dell Equipment Finance Trust
Series 2014-1, Class C, 1.80%, 6/22/20(1)	100	100,068
Invitation Homes Trust
Series 2014-SFR1, Class D, 3.026%, 6/17/31(1)(3)	500	485,824

Total Asset-Backed Securities (identified cost $2,791,535)		$2,701,168

Short-Term Investments — 17.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(4)	$5,786	$5,785,776

Total Short-Term Investments (identified cost $5,785,776)		$5,785,776

Total Investments — 106.8% (identified cost $36,013,097)		$35,566,446

Other Assets, Less Liabilities — (6.8)%		$(2,263,133)

Net Assets — 100.0%		$33,303,313

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $5,570,997 or 16.7% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $4,117.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,197,430

Gross unrealized appreciation	$4,640
Gross unrealized depreciation	(1,635,624)

Net unrealized depreciation	$(1,630,984)

The Portfolio did not have any open financial instruments at January 31, 2016.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$27,079,502	$—	$27,079,502
Asset-Backed Securities	—	2,701,168	—	2,701,168
Short-Term Investments	—	5,785,776	—	5,785,776
Total Investments	$—	$35,566,446	$—	$35,566,446

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMBS Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016